Submission	May 18, 2026
Submission [Line Items]
Central Index Key	0001137883
Registrant Name	BRAINSTORM CELL THERAPEUTICS INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES